Sun Jin Moon
                                                              Vice President and
                                                                         Counsel
                                                                  (212) 314-5027
                                                             Fax: (212) 314-3959

VIA EDGAR

                                                                     May 2, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  MONY Life Insurance Company of America
          Separate Account A
          File Nos. 33-20453 and 811-05166
          CIK 0000814378


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933

Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/  Sun Jin Moon
                                        ------------------------
                                             Sun Jin Moon


                           MONY Life Insurance Company
              1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104